RISK MANAGEMENT - Impact of the measurement of ECL (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	$ 94,543	$ (97,739)	$ 654,734
Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(13,761)	86,003	651,534
Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(4)	(611)	77
Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	94,656	(92,385)	(24,985)
Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	13,725	(90,615)	45,447
Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(73)	(131)	(17,339)
12-month expected credit losses [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	66,298	(171,007)	(73,359)
12-month expected credit losses [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	3,952	(51,598)	26,567
12-month expected credit losses [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(4)	(611)	77
12-month expected credit losses [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	57,239	(54,668)	(97,455)
12-month expected credit losses [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	5,207	(63,752)	7,918
12-month expected credit losses [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(96)	(378)	(10,466)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	35,139	42	588,507
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(20,629)	54,452	539,703
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	51,135	(37,148)	56,801
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	4,604	(17,595)	(1,149)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	29	333	(6,848)
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(6,894)	73,226	139,586
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	2,916	83,149	85,264
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(13,718)	(569)	15,669
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	3,914	(9,268)	38,678
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(6)	(86)	(25)
Debt securities [member] | Financial assets at amortised cost, class [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	9,632	(22)	(225)
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(359)	(1,056)	(12,852)
Debt securities [member] | 12-month expected credit losses [member] | Financial assets at amortised cost, class [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	9,632	(70)	(225)
Debt securities [member] | 12-month expected credit losses [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	$ (359)	(1,056)	$ (12,852)
Debt securities [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, class [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL		$ 48